Commitments and Contingencies - Additional Information (Details)	1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($) ft² Option	Sep. 30, 2016 USD ($) ft² Option	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Operating Leased Assets [Line Items]
Rent expense under operating leases		$ 2,100,000	$ 490,000	$ 1,100,000	$ 828,000
Recurring agreements term with third-party manufacturer		1 year
Inventory purchase commitment, amount		$ 16,500,000		7,900,000
Letters of credit outstanding		$ 0		1,700,000
Letters of credit , collateral description		The letters of credit are not collateralized by cash and mature at various dates through February 2027.
Letters of credit , maturity date		2027-02
Seattle
Operating Leased Assets [Line Items]
Lease expiration date		2026-01
Number of renewal option | Option	2	2
Lease renewal term	5 years	5 years
Right to terminate lease early, beginning period	2021-12	2022-12
Incentive from landlord				$ 4,700,000
Extended lease expiration date	2026-12
Additional incentive from landlord	$ 2,100,000
Seattle | Design Laboratory
Operating Leased Assets [Line Items]
Office space leased | ft²		11,000
Lease expiration date		2018-10
Right to terminate lease early, beginning period		2015-12
Incentive from landlord		$ 108,000
Additional lease renewal term		one or three year term
Incentive amount used		$ 95,000
Seattle | Original Lease
Operating Leased Assets [Line Items]
Office space leased | ft²	52,000
Seattle | Amended Lease
Operating Leased Assets [Line Items]
Office space leased | ft²	70,000